ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

January 31, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:         ETF Series Solutions (the “Trust”)
American Customer Satisfaction ETF (S000055313)
Brand Value ETF (S000057865)
Reverse Cap Weighted U.S. Large Cap ETF (S000058175)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, American Customer Satisfaction ETF, Brand Value ETF, and Reverse Cap Weighted U.S. Large Cap ETF, (collectively, the “Funds”) certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment with respect to the Funds dated January 31, 2019, and filed electronically as Post-Effective Amendment No. 447 to the Trust’s Registration Statement on Form N‑1A on January 28, 2019.

If you have any questions, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Secretary and Vice President